COMMITMENTS AND CONTINGENCY - Leases Commitment (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Leases Commitment
Total lease payments	¥ 2,158,822	$ 308,707
Office Leases Commitment
Leases Commitment
2026	441,015	63,064
2027	135,391	19,361
Total lease payments	¥ 576,406	$ 82,425